UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund, Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Strategic Income Fund, Inc.

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 371.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$100	$100
Avantor, Inc.
TBD% due 09/07/2024		100	100
Avolon Holdings Ltd.
3.986% (LIBOR03M + 2.250%) due 09/20/2020		30	30
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018		7,338	7,381
Forbes Energy Services LLC
5.000% due 04/13/2021 +		55	57
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024		20	20
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019		1,600	1,239
McAfee LLC
TBD% due 09/21/2024		100	101
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024		60	60
Nidda Healthcare Holding AG
TBD% due 09/19/2024	EUR	100	119
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		$100	98
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021		120	121
10.314% (LIBOR03M + 9.000%) due 04/28/2022		1,050	1,073

Total Loan Participations and Assignments (Cost $10,625)			10,499

CORPORATE BONDS & NOTES 20.2%
BANKING & FINANCE 9.0%
Barclays Bank PLC
7.625% due 11/21/2022 (l)		800	921
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(h)	GBP	1,300	2,063
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(h)		$1,400	1,584
Brighthouse Financial, Inc.
4.700% due 06/22/2047		56	55
Brookfield Finance, Inc.
4.700% due 09/20/2047		68	69
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		930	1,020
CBL & Associates LP
5.950% due 12/15/2026		50	51
Deutsche Bank AG
4.250% due 10/14/2021 (l)		3,200	3,356
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	2	2
5.000% due 10/31/2020 +~		13	13
Exeter Finance Corp.
9.750% due 05/20/2019 +		$2,400	2,342
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		100	105
Howard Hughes Corp.
5.375% due 03/15/2025		40	41
Hudson Pacific Properties LP
3.950% due 11/01/2027 (c)		18	18
iStar, Inc.
4.625% due 09/15/2020		7	7
5.250% due 09/15/2022		27	27
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		1,000	1,039
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		20	20
Navient Corp.
5.875% due 03/25/2021 (l)		1,009	1,066
Neuberger Berman Group LLC
4.875% due 04/15/2045 (l)		1,200	1,163
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		26	26
Pinnacol Assurance
8.625% due 06/25/2034 +(j)		2,600	2,789
Royal Bank of Scotland Group PLC
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(h)		1,000	1,111

SBA Communications Corp.
4.000% due 10/01/2022 (c)		34	34
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		2,000	2,188
SL Green Realty Corp.
7.750% due 03/15/2020 (l)		4,500	5,015
Spirit Realty LP
4.450% due 09/15/2026 (l)		3,300	3,300
Springleaf Finance Corp.
6.125% due 05/15/2022		208	221
Washington Prime Group LP
5.950% due 08/15/2024 (l)		314	321

			29,967

INDUSTRIALS 7.6%
Amazon.com, Inc.
4.050% due 08/22/2047		20	20
4.250% due 08/22/2057		37	38
Arrow Electronics, Inc.
3.250% due 09/08/2024		28	28
Avantor, Inc.
6.000% due 10/01/2024 (c)		70	72
Burger King Worldwide, Inc.
5.000% due 10/15/2025 (c)		32	33
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(d)(i)		1,312	1,753
9.000% due 02/15/2020 ^(d)(i)		65	87
Charter Communications Operating LLC
4.200% due 03/15/2028		74	75
5.375% due 05/01/2047		21	22
Cheniere Energy Partners LP
5.250% due 10/01/2025		90	92
CommScope Technologies LLC
5.000% due 03/15/2027		2	2
Community Health Systems, Inc.
6.250% due 03/31/2023		91	90
Concho Resources, Inc.
3.750% due 10/01/2027		18	18
4.875% due 10/01/2047		16	17
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (c)		36	36
CVS Pass-Through Trust
7.507% due 01/10/2032		812	1,008
DAE Funding LLC
4.000% due 08/01/2020		40	41
4.500% due 08/01/2022		40	41
5.000% due 08/01/2024		80	82
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		36	37
Discovery Communications LLC
3.950% due 03/20/2028		26	26
EI Group PLC
6.875% due 05/09/2025	GBP	620	933
Eldorado Resorts, Inc.
6.000% due 04/01/2025		$12	13
Exela Intermediate LLC
10.000% due 07/15/2023		65	64
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,650
HCA, Inc.
5.500% due 06/15/2047		$56	58
iHeartCommunications, Inc.
9.000% due 03/01/2021		2,470	1,768
9.000% due 09/15/2022		1,200	855
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (l)		3,970	3,841
9.750% due 07/15/2025		64	65
Kinder Morgan, Inc.
5.300% due 12/01/2034 (l)		1,500	1,570
7.750% due 01/15/2032 (l)		4,500	5,793
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		44	44
4.500% due 03/15/2023		88	88
5.250% due 08/15/2022		7	7
5.500% due 02/15/2024		20	21
Petroleos Mexicanos
6.500% due 03/13/2027		150	167
6.750% due 09/21/2047		150	160
Pitney Bowes, Inc.
3.625% due 09/15/2020		16	16
4.700% due 04/01/2023		34	33

Station Casinos LLC
5.000% due 10/01/2025		35	35
UAL Pass-Through Trust
6.636% due 01/02/2024		1,536	1,678
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	110	129
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$49	52
7.000% due 03/15/2024 (l)		244	260
ViaSat, Inc.
5.625% due 09/15/2025		50	50
Viking Cruises Ltd.
5.875% due 09/15/2027		12	12
Wynn Las Vegas LLC
5.250% due 05/15/2027		6	6
Xerox Corp.
3.625% due 03/15/2023		50	50

			25,036

UTILITIES 3.6%
AT&T, Inc.
2.850% due 02/14/2023		110	110
3.400% due 08/14/2024		220	221
3.900% due 08/14/2027		200	201
4.900% due 08/14/2037		198	201
5.150% due 02/14/2050		298	301
5.300% due 08/14/2058		90	91
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		5,800	6,381
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		2,600	3,546
Petrobras Global Finance BV
5.999% due 01/27/2028		16	16
6.125% due 01/17/2022		224	241
7.250% due 03/17/2044		138	144
7.375% due 01/17/2027 (l)		380	419

			11,872

Total Corporate Bonds & Notes (Cost $61,625)			66,875

MUNICIPAL BONDS & NOTES 1.0%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	54
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	77
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		15	17
7.350% due 07/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		145	147

			306

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		25,300	1,353
7.467% due 06/01/2047		1,655	1,620

			2,973

Total Municipal Bonds & Notes (Cost $3,054)			3,279

U.S. GOVERNMENT AGENCIES 265.4%
Fannie Mae
1.734% due 08/25/2054 ~(a)(l)		21,481	1,284
2.500% due 12/25/2027 (a)		4,501	362
2.940% (H15T1Y + 1.940%) due 12/01/2030 ~		163	165
2.950% (H15T1Y + 2.075%) due 04/01/2030 ~		1	1
3.000% (H15T1Y + 2.500%) due 03/01/2031 ~		57	58
3.009% (H15T1Y + 2.325%) due 11/01/2027 ~		47	48
3.104% (H15T1Y + 2.275%) due 03/01/2032 ~		76	76
3.260% (H15T1Y + 2.135%) due 09/01/2028 ~		7	7
3.369% (H15T1Y + 2.320%) due 12/01/2028 ~		42	43
4.250% due 11/25/2024 - 03/25/2033		570	593
4.500% due 09/01/2023 - 08/01/2041		228	245
4.500% due 07/25/2040 - 04/01/2041 (l)		1,696	1,797
4.787% (US0001M + 3.550%) due 07/25/2029 ~		490	517
5.000% due 12/01/2018 - 07/25/2038		239	257
5.000% due 01/25/2038 (l)		9,132	9,985
5.500% due 07/25/2024 - 08/01/2037		559	594
5.500% due 11/25/2032 - 04/25/2035 (l)		7,106	7,899

5.750% due 06/25/2033	30	34
5.807% due 08/25/2043	1,848	2,035
6.000% due 09/25/2031 - 01/25/2044	1,958	2,215
6.000% due 12/01/2032 - 06/01/2040 (l)	6,601	7,514
6.087% (US0001M + 4.850%) due 10/25/2029 ~	180	186
6.500% due 10/01/2018 - 11/01/2047	7,021	7,956
6.500% due 12/01/2036 - 07/01/2039 (l)	677	766
6.500% due 10/25/2042 - 12/25/2042 ~	51	56
6.850% due 12/18/2027	14	15
6.987% (US0001M + 5.750%) due 07/25/2029 ~	660	734
7.000% due 07/01/2021 - 01/01/2047	2,303	2,601
7.000% due 09/25/2041 ~	519	565
7.500% due 12/01/2017 - 06/25/2044	1,580	1,831
7.500% due 06/19/2041 - 10/25/2042 ~	1,065	1,217
7.700% due 03/25/2023	16	18
7.760% due 06/19/2041 ~	861	1,008
8.000% due 09/25/2021 - 06/01/2032	323	350
8.500% due 09/25/2021 - 06/25/2030	532	606
9.428% due 05/15/2021	32	34
9.856% due 07/15/2027	22	22
Fannie Mae, TBA
3.000% due 03/01/2047 - 01/01/2048	193,000	193,241
3.500% due 03/01/2047 - 10/01/2047	234,000	240,722
4.000% due 03/01/2047 - 08/01/2047	303,000	318,458
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(g)	6,179	4,841
0.100% due 04/25/2046 - 08/25/2046 (a)	28,257	107
0.200% due 04/25/2045 (a)	3,268	8
1.577% due 11/15/2038 ~(a)(l)	39,621	2,016
2.012% due 05/15/2038 ~(a)(l)	18,816	1,008
2.026% due 08/15/2036 ~(a)	5,832	349
2.691% (H15T1Y + 2.137%) due 12/01/2026 ~	6	6
2.749% (H15T1Y + 2.249%) due 09/01/2031 ~	33	34
3.533% (US0012M + 1.783%) due 04/01/2033 ~	2	2
5.000% due 02/15/2024	8	8
5.500% due 04/01/2039 (l)	2,756	3,108
5.500% due 06/15/2041	3,845	4,252
5.686% due 07/25/2032 ~	116	126
6.000% due 12/15/2028 - 03/15/2035	2,892	3,295
6.387% (US0001M + 5.150%) due 10/25/2029 ~	1,200	1,271
6.500% due 08/01/2021 - 09/01/2047	5,263	6,062
6.500% due 06/15/2031 - 07/01/2037 (l)	2,958	3,294
6.500% due 09/25/2043 ~	55	64
6.900% due 09/15/2023	264	286
6.950% due 07/15/2021	117	123
7.000% due 08/01/2021 - 10/25/2043	4,911	5,555
7.000% due 10/01/2031 (l)	182	207
7.500% due 05/15/2024 - 02/25/2042	1,089	1,190
7.500% due 04/01/2028 - 12/01/2030 (l)	1,214	1,382
8.000% due 08/15/2022 - 04/15/2030	253	279
8.787% (US0001M + 7.550%) due 12/25/2027 ~	1,597	1,778
11.987% (US0001M + 10.750%) due 03/25/2025 ~	392	500
Freddie Mac, TBA
4.000% due 11/01/2047	3,000	3,158
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038	720	823
6.000% due 07/15/2037 - 11/15/2038 (l)	1,218	1,388
6.500% due 11/20/2024 - 10/20/2038	95	100
6.500% due 04/15/2032 - 05/15/2032 (l)	580	647
7.000% due 04/15/2024 - 06/15/2026	49	52
7.500% due 06/15/2023 - 03/15/2029	741	779
8.000% due 11/15/2021 - 11/15/2022	5	4
8.500% due 05/15/2022 - 02/15/2031	11	12
9.000% due 12/15/2017 - 01/15/2020	52	53
Ginnie Mae, TBA
4.000% due 09/01/2047	20,000	21,079
Small Business Administration
4.625% due 02/01/2025	109	114
5.510% due 11/01/2027	426	456
5.780% due 08/01/2027	30	32
5.820% due 07/01/2027	33	36
6.300% due 06/01/2018	14	15
Vendee Mortgage Trust
6.500% due 03/15/2029	165	185
6.750% due 02/15/2026 - 06/15/2026	111	124
7.500% due 09/15/2030	2,463	2,901

Total U.S. Government Agencies (Cost $881,598)		879,224

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Notes
2.000% due 08/15/2025 (l)(o)	41,000	40,288
2.000% due 11/15/2026 (l)(o)	21,800	21,239

Total U.S. Treasury Obligations (Cost $62,077)		61,527

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.0%
Adjustable Rate Mortgage Trust
3.205% due 07/25/2035 ~		689	654
3.844% due 08/25/2035 ~		1,347	1,332
Banc of America Mortgage Trust
3.475% due 02/25/2035 ~		23	23
Bancorp Commercial Mortgage Trust
4.984% due 08/15/2032 ~		3,300	3,305
7.271% (LIBOR01M + 6.037%) due 11/15/2033 ~		4,500	4,519
Barclays Commercial Mortgage Securities Trust
3.787% (LIBOR01M + 5.000%) due 08/15/2027 ~		2,700	2,639
BCAP LLC Trust
1.431% due 07/26/2036 ~		211	165
3.368% due 06/26/2035 ~		43	39
3.479% due 10/26/2036 ~		2,085	2,041
3.530% due 10/26/2033 ~		130	113
Bear Stearns ALT-A Trust
3.685% due 08/25/2036 ^~		398	313
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		4,454	4,205
5.793% due 12/11/2040 ~		5,728	5,456
5.907% due 04/12/2038 ~		120	95
7.000% due 05/20/2030 ~		520	525
Citigroup Commercial Mortgage Trust
5.913% due 12/10/2049 ~		4,758	4,289
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		4	4
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~		34	20
Commercial Mortgage Loan Trust
6.267% due 12/10/2049 ~		1,931	1,212
Commercial Mortgage Trust
5.505% due 03/10/2039 ~		930	847
5.844% due 06/10/2046 ~		408	277
Countrywide Alternative Loan Trust
1.447% (US0001M + 0.210%) due 07/25/2046 ^~		2,241	1,930
5.500% due 05/25/2022 ^		14	9
6.500% due 07/25/2035 ^		579	429
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~		2,088	1,869
3.107% (US0001M + 1.870%) due 03/25/2046 ^~		3,332	2,149
3.172% due 08/25/2034 ~		571	561
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,093	1,083
7.500% due 06/25/2035 ^		205	209
Credit Suisse First Boston Mortgage Securities Corp.
2.387% (US0001M + 1.150%) due 03/25/2034 ^~		219	216
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
7.000% due 02/25/2034		460	506
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 03/25/2036 ^		1,149	729
Epic Drummond Ltd.
0.137% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	82	96
Eurosail PLC
1.902% (BP0003M + 1.600%) due 09/13/2045 ~	GBP	1,751	1,974
2.552% (BP0003M + 2.250%) due 09/13/2045 ~		1,251	1,357
4.152% (BP0003M + 3.850%) due 09/13/2045 ~		1,063	1,245
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~	EUR	1,727	1,786
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~		$5,000	5,087
GMAC Mortgage Corp. Loan Trust
4.014% due 08/19/2034 ~		117	112
GSAA Trust
6.000% due 04/01/2034		1,085	1,131
GSMPS Mortgage Loan Trust
6.039% due 06/19/2027 ~		40	39
7.000% due 06/25/2043		2,546	2,852
8.000% due 09/19/2027 ~		572	574
GSR Mortgage Loan Trust
1.567% (US0001M + 0.330%) due 12/25/2034 ~		403	386
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~		3	3
6.500% due 01/25/2034		259	281
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~	EUR	592	591
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,900	1,355
5.623% due 05/12/2045		888	762
JPMorgan Commercial Mortgage-Backed Securities Trust
5.715% due 03/18/2051 ~		41	41
JPMorgan Mortgage Trust
3.343% due 10/25/2036 ^~		2,619	2,589

5.500% due 08/25/2022 ^		24	24
5.500% due 06/25/2037 ^		289	286
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		3,620	3,580
Lehman XS Trust
2.087% (LIBOR01M + 0.850%) due 09/25/2047 ~		5,886	5,506
MASTR Adjustable Rate Mortgages Trust
3.511% due 10/25/2034 ~		938	889
MASTR Alternative Loan Trust
6.250% due 07/25/2036		463	422
6.500% due 03/25/2034		912	972
7.000% due 04/25/2034		60	65
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		4,083	4,033
7.500% due 07/25/2035		2,184	2,202
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050 ~		5,100	5,105
Morgan Stanley Capital Trust
6.163% due 06/11/2049 ~		815	818
Morgan Stanley Resecuritization Trust
2.819% due 12/26/2046 ~		7,764	5,747
Motel 6 Trust
8.160% due 08/15/2019 ~		4,500	4,550
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,153	1,153
7.500% due 03/25/2034 ^		2,821	2,849
7.500% due 10/25/2034 ^		3,459	3,635
Newgate Funding PLC
0.921% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	2,283	2,534
1.171% (EUR003M + 1.500%) due 12/15/2050 ~		2,283	2,523
1.327% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	3,144	4,046
1.577% (BP0003M + 1.250%) due 12/15/2050 ~		2,582	3,260
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$4,370	3,644
6.250% due 12/26/2036 ~		6,174	3,637
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		1,906	1,789
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		505	568
8.500% due 11/25/2031		769	815
Structured Asset Mortgage Investments Trust
2.389% (12MTA + 1.500%) due 08/25/2047 ^~		3,312	3,145
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,052	2,753
WaMu Mortgage Pass-Through Certificates Trust
3.007% due 05/25/2035 ~		300	303
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		148	162
7.500% due 04/25/2033		404	435
Wells Fargo Mortgage-Backed Securities Trust
3.296% due 06/25/2035 ~		291	299
3.410% due 04/25/2036 ^~		34	34

Total Non-Agency Mortgage-Backed Securities (Cost $127,534)			135,807

ASSET-BACKED SECURITIES 19.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		206	53
Airspeed Ltd.
1.504% (LIBOR01M + 0.270%) due 06/15/2032 ~		1,779	1,581
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.762% (US0001M + 3.525%) due 11/25/2032 ^~		245	6
Bear Stearns Asset-Backed Securities Trust
1.456% (US0001M + 0.500%) due 09/25/2034 ~		612	588
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~		5,180	3,460
1.457% (US0001M + 0.220%) due 12/25/2036 ~		2,702	1,494
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2037 ~		6,444	5,440
Conseco Finance Corp.
6.530% due 02/01/2031 ~		140	138
7.050% due 01/15/2027		103	106
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,629	1,111
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~		3,488	3,480
1.377% (US0001M + 0.140%) due 06/25/2047 ^~		9,097	7,309
1.437% (US0001M + 0.200%) due 06/25/2037 ^~		2,587	2,172
1.437% (US0001M + 0.200%) due 06/25/2047 ~		6,512	5,638
1.527% (US0001M + 0.290%) due 06/25/2037 ~		8,449	6,519
4.789% due 07/25/2036 ~(l)		11,700	11,661
Countrywide Asset-Backed Certificates Trust
2.887% (US0001M + 1.650%) due 11/25/2034 ~		2,297	1,205

Crecera Americas LLC
4.567% due 08/31/2020 ~		5,200	5,198
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037		601	621
Encore Credit Receivables Trust
1.972% (US0001M + 0.735%) due 07/25/2035 ~		576	510
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		668	726
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		4,000	1,850
1.000% (7-DayAuc) due 03/25/2038 ~		6,400	2,960
Oakwood Mortgage Investors, Inc.
1.464% (US0001M + 0.230%) due 06/15/2032 ~		18	18
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		20	15

Total Asset-Backed Securities (Cost $61,099)			63,859

SOVEREIGN ISSUES 1.8%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,130	65
Argentina Government International Bond
7.820% due 12/31/2033	EUR	2,257	2,982
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	20,247	1,239
Peru Government International Bond
6.150% due 08/12/2032	PEN	1,020	330
Saudi Government International Bond
2.875% due 03/04/2023 (c)		$400	399
3.625% due 03/04/2028 (c)		400	399
4.625% due 10/04/2047 (c)		600	603
Venezuela Government International Bond
9.250% due 09/15/2027		171	68

Total Sovereign Issues (Cost $5,486)			6,085

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Forbes Energy Services Ltd. (e)(j)		4,500	77

Total Common Stocks (Cost $222)			77

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		1,314	0

Total Warrants (Cost $3)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Vici Properties LLC
0.000% due 10/04/2035 (j)		2,087	43

Total Preferred Securities (Cost $34)			43

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (k) 0.8%			2,718

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
1.022% due 11/09/2017 - 01/04/2018 (f)(g)(l)(o)		$1,118	1,115

Total Short-Term Instruments (Cost $3,833)			3,833

Total Investments in Securities (Cost $1,217,190)			1,231,108

Total Investments 371.6% (Cost $1,217,190)			$1,231,108
Financial Derivative Instruments (m)(n) (0.8)% (Cost or Premiums, net $(7,599))			(2,553)
Other Assets and Liabilities, net (270.8)%			(897,254)

Net Assets 100.0%			$331,301

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	03/11/2014	$222	$77	0.03%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,789	0.84
Vici Properties LLC 0.000% due 10/04/2035	09/27/2017	2,087	43	0.01

		$4,909	$2,909	0.88%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$2,718	Federal Home Loan Bank 1.375% due 09/28/2020	$(2,774)	$2,718	$2,718

Total Repurchase Agreements						$(2,774)	$2,718	$2,718

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	1.450%	08/14/2017	11/14/2017	$(1,484)	$(1,487)
	1.550	07/12/2017	10/12/2017	(15,685)	(15,740)
	1.670	07/13/2017	10/13/2017	(9,211)	(9,246)
	1.990	09/11/2017	10/13/2017	(927)	(928)
	2.000	07/13/2017	10/13/2017	(12,427)	(12,483)
	2.030	09/11/2017	10/13/2017	(3,125)	(3,129)
	2.811	08/01/2017	11/01/2017	(9,371)	(9,417)
	1.810	07/12/2017	10/12/2017	(3,579)	(3,594)
	1.810	07/13/2017	10/13/2017	(5,531)	(5,554)
	1.820	08/31/2017	12/01/2017	(3,257)	(3,262)
	1.830	08/01/2017	11/01/2017	(2,975)	(2,984)
	1.850	07/10/2017	10/10/2017	(4,735)	(4,755)
	2.110	08/01/2017	11/01/2017	(797)	(800)
	2.130	08/01/2017	11/01/2017	(821)	(824)

Total Reverse Repurchase Agreements					$(74,203)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	1.270%	08/28/2017	10/27/2017	$(1,496)	$(1,495)
	1.270	08/30/2017	10/30/2017	(2,603)	(2,600)
	1.280	09/25/2017	10/25/2017	(10,406)	(10,398)
	1.290	09/14/2017	10/16/2017	(18,265)	(18,256)
GSC	1.350	09/19/2017	10/03/2017	(297)	(297)
UBS	1.200	08/02/2017	10/02/2017	(15,791)	(15,791)
	1.210	08/07/2017	10/06/2017	(3,468)	(3,468)
	1.220	08/08/2017	11/10/2017	(4,158)	(4,152)

Total Sale-Buyback Transactions					$(56,457)

(l)	Securities with an aggregate market value of $138,904 and cash of $600 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(118,998) at a weighted average interest rate of 1.690%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(28) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	212	$51,964	$(21)	$0	$(21)

Total Futures Contracts				$(21)	$0	$(21)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	15.590%	Maturity	01/04/2021	BRL	7,200	$237	$160	$397	$2	$0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	520	165	685	23	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		3,800	(133)	(401)	(534)	0	(12)
Receive (1)	3-Month USD-LIBOR	2.250	Semi-Annual	01/05/2025		$34,900	(223)	126	(97)	68	0
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,650	(548)	228	(320)	46	0
Pay (1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,500	(1,314)	267	(1,047)	116	0
Receive (1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		79,500	(3,694)	785	(2,909)	0	(131)
Receive (1)	3-Month USD-LIBOR	2.750	Semi-Annual	01/05/2048		4,600	(160)	(6)	(166)	0	(8)
Pay (1)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	2,000	(12)	16	4	0	0
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	300	(10)	9	(1)	0	(1)

							$(5,337)	$1,349	$(3,988)	$255	$(152)

Total Swap Agreements							$(5,337)	$1,349	$(3,988)	$255	$(152)

Cash of $12,609 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017		$10,765	EUR	9,180	$87	$(2)
	10/2017		423	GBP	312	0	(5)
	11/2017	EUR	9,039		$10,614	0	(87)
BPS	10/2017		235		281	3	0
GLM	10/2017	CAD	131		105	0	0
JPM	10/2017	BRL	939		296	0	0
	10/2017	EUR	8,945		10,805	233	0
	10/2017		$299	BRL	938	0	(3)
	10/2017		18,511	GBP	13,825	14	0
	11/2017	BRL	939		$298	3	0
	11/2017	GBP	13,825		18,529	0	(14)
MSB	10/2017	BRL	939		294	0	(2)
	10/2017		$296	BRL	939	0	0
SOG	10/2017	GBP	14,137		$18,360	0	(584)

Total Forward Foreign Currency Contracts						$340	$(697)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	$80.000	10/05/2017	$16,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	80.000	10/05/2017	38,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2047	80.000	10/05/2017	300,000	12	0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	68.000	11/06/2017	162,000	6	0
	Put - OTC Fannie Mae, TBA 3.500% due 11/01/2047	73.000	11/06/2017	185,000	7	0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 10/01/2047	70.000	10/05/2017	15,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	75.000	10/05/2017	11,000	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 10/01/2047	76.000	10/05/2017	3,000	0	0
	Put - OTC Freddie Mac, TBA 4.000% due 10/01/2047	76.000	10/05/2017	3,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 10/01/2047	72.000	10/05/2017	15,000	1	0
	Put - OTC Ginnie Mae, TBA 4.000% due 11/01/2047	75.000	11/06/2017	5,000	0	0

					$29	$0

Total Purchased Options					$29	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.343%	$100	$(3)	$4	$1	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982	3,100	(306)	308	2	0
DUB	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.343	300	(11)	15	4	0
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.276	10	(1)	1	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982	3,400	(338)	341	3	0
JPM	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.343	800	(27)	36	9	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	200	(23)	24	1	0

							$(709)	$729	$20	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$1,100	$(67)	$(99)	$0	$(166)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,400	(161)	(85)	0	(246)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	900	(113)	(1)	0	(114)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(3)	0	(15)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	(1)	0	(11)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(63)	(7)	0	(70)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,400	(71)	(11)	0	(82)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	1,000	(135)	(107)	0	(242)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	2,200	(121)	(211)	0	(332)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(20)	(24)	0	(44)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,200	(274)	(5)	0	(279)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	2,750	(293)	(34)	0	(327)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	550	(29)	(54)	0	(83)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	700	(31)	(46)	0	(77)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	400	(46)	(24)	0	(70)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,100	(136)	(4)	0	(140)

						$(1,582)	$(716)	$0	$(2,298)

Total Swap Agreements						$(2,291)	$13	$20	$(2,298)

(o)	Securities with an aggregate market value of $2,466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,344	$155	$10,499
Corporate Bonds & Notes
Banking & Finance	0	24,821	5,146	29,967
Industrials	36	25,000	0	25,036
Utilities	0	11,872	0	11,872
Municipal Bonds & Notes
Illinois	0	306	0	306
West Virginia	0	2,973	0	2,973
U.S. Government Agencies	0	879,224	0	879,224
U.S. Treasury Obligations	0	61,527	0	61,527
Non-Agency Mortgage-Backed Securities	0	135,807	0	135,807
Asset-Backed Securities	0	63,859	0	63,859
Sovereign Issues	0	6,085	0	6,085
Common Stocks
Energy	77	0	0	77
Preferred Securities
Banking & Finance	0	0	43	43
Short-Term Instruments
Repurchase Agreements	0	2,718	0	2,718
U.S. Treasury Bills	0	1,115	0	1,115

Total Investments	$113	$1,225,651	$5,344	$1,231,108

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	255	0	255
Over the counter	0	360	0	360
	$0	$615	$0	$615

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(152)	0	(173)
Over the counter	0	(2,995)	0	(2,995)

	$(21)	$(3,147)	$0	$(3,168)

Total Financial Derivative Instruments	$(21)	$(2,532)	$0	$(2,553)

Totals	$92	$1,223,119	$5,344	$1,228,555

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$55	$98	$0	$0	$0	$2	$0	$0	$155	$3
Corporate Bonds & Notes
Banking & Finance	5,153	15	0	3	0	(25)	0	0	5,146	(25)
Industrials	6,989	0	(3,737)	0	38	360	0	(3,650)	0	0
Asset-Backed Securities	4,784	0	0	45	0	(19)	0	(4,810)	0	0
Warrants
Information Technology	0	34	0	0	0	9	0	0	43	9

Totals	$16,981	$147	$(3,737)	$48	$38	$327	$0	$(8,460)	$5,344	$(13)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$57	Other Valuation Techniques (2)	—	—
	98	Third Party Vendor	Broker Quote	98.250
Corporate Bonds & Notes
Banking & Finance	15	Proxy Pricing	Base Price	85.125 - 85.250
	2,342	Reference Instrument	Spread movement	275.000 bps
	2,789	Reference Instrument	OAS Spread	550.040 bps
Preferred Securities
Banking & Finance	43	Proxy Pricing	Base Price	$20.833

Total	$5,344

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$1,209,591	$29,391	$(14,518)	$14,873

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	JPM	JPMorgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	GST	Goldman Sachs International	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	CMBX	Commercial Mortgage-Backed Index	US0001M	1 Month USD Swap Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR003M	3 Month EUR Swap Rate	US0012M	12 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	USSW5	5 Year USSW Rate

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017